Preliminary Purchase Price - Summary of Preliminary Estimate of Fair Value of Assets to be Acquired and Liabilities to be Assumed (Detail) - William Lyon Homes [Member] $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Business Acquisition [Line Items]
Total purchase price	$ 854,543
William Lyon Homes assets acquired:
Cash and cash equivalents	44,882
Owned inventory	2,064,290
Real estate not owned	215,541
Land Deposits	136,549
Property and equipment and other assets, net	217,175
Deferred tax assets, net	87,440
Operating lease right of use assets	37,000
Goodwill	277,706
Total William Lyon Homes assets acquired	3,080,583
William Lyon Homes liabilities assumed:
Accounts payable	114,810
Accrued expenses and other liabilities	151,681
Operating lease liabilities	37,900
Income taxes payable	692
Total debt, net	1,569,017
Liabilities attributable to real estate not owned	215,541
Total liabilities assumed	2,089,641
Minority interest in consolidated entities	136,398
William Lyon Homes net assets acquired	$ 854,543